Finance Debt - Summarized Information on Current and Non-current Finance Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Financing	$ 63,260	$ 84,175
Average interest rate	6.40%	6.35%
United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 48,271
R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	10,504
Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,562
United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,922
Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1
Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.90%	6.10%
Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%
Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	3.70%
Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.70%
Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	10.10%
Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 19,908
Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	6,728
Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	28,363
Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,776
Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,562
Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,922
Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	1
Fair value [Member]
Disclosure of detailed information about borrowings [line items]
Financing	72,801	$ 85,929
Fair value [Member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	55,905
Fair value [Member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	11,089
Fair value [Member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,418
Fair value [Member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,388
Fair value [Member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	1
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,469	$ 3,667
Not later than one year [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,512
Not later than one year [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	771
Not later than one year [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	137
Not later than one year [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	48
Not later than one year [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1
Not later than one year [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.10%	5.50%
Not later than one year [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.30%
Not later than one year [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	3.80%
Not later than one year [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.70%
Not later than one year [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.20%
Not later than one year [member] | Weighted Average [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	10.10%
Not later than one year [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,745
Not later than one year [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	338
Not later than one year [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	767
Not later than one year [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	433
Not later than one year [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	137
Not later than one year [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	48
Not later than one year [member] | Fixed interest rate [member] | Other Currencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	1
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,971	$ 3,921
Later than one year and not later than two years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,157
Later than one year and not later than two years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	611
Later than one year and not later than two years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 203
Later than one year and not later than two years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.20%	5.90%
Later than one year and not later than two years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.40%
Later than one year and not later than two years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.10%
Later than one year and not later than two years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.70%
Later than one year and not later than two years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1,731
Later than one year and not later than two years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	375
Later than one year and not later than two years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,426
Later than one year and not later than two years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	236
Later than one year and not later than two years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	203
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Financing	4,689	$ 7,012
Later than two years and not later than three years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,777
Later than two years and not later than three years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,524
Later than two years and not later than three years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 388
Later than two years and not later than three years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.30%	5.90%
Later than two years and not later than three years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.50%
Later than two years and not later than three years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.50%
Later than two years and not later than three years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.80%
Later than two years and not later than three years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 2,154
Later than two years and not later than three years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,211
Later than two years and not later than three years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	623
Later than two years and not later than three years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	313
Later than two years and not later than three years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	388
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Financing	8,036	$ 10,317
Later than three years and not later than four years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,842
Later than three years and not later than four years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,783
Later than three years and not later than four years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 411
Later than three years and not later than four years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.30%	5.80%
Later than three years and not later than four years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.50%
Later than three years and not later than four years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.30%
Later than three years and not later than four years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later than three years and not later than four years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 4,454
Later than three years and not later than four years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,571
Later than three years and not later than four years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,388
Later than three years and not later than four years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	212
Later than three years and not later than four years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	411
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Financing	8,537	$ 11,951
Later than four years and not later than five years [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	6,509
Later than four years and not later than five years [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,015
Later than four years and not later than five years [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 13
Later than four years and not later than five years [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.30%	5.80%
Later than four years and not later than five years [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	5.60%
Later than four years and not later than five years [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	3.80%
Later than four years and not later than five years [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later than four years and not later than five years [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 4,977
Later than four years and not later than five years [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,558
Later than four years and not later than five years [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,532
Later than four years and not later than five years [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	457
Later than four years and not later than five years [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	13
Later Than Five Years and Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Financing	33,558	$ 47,307
Later Than Five Years and Thereafter [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	26,474
Later Than Five Years and Thereafter [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	3,800
Later Than Five Years and Thereafter [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,410
Later Than Five Years and Thereafter [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1,874
Later Than Five Years and Thereafter [member] | Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%	6.40%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.60%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	2.80%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.60%
Later Than Five Years and Thereafter [member] | Weighted Average [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Average interest rate	6.30%
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 3,847
Later Than Five Years and Thereafter [member] | Floating interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,675
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Financing	22,627
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | R$ indexed to US$ [member]
Disclosure of detailed information about borrowings [line items]
Financing	2,125
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | Euro Member Countries, Euro [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,410
Later Than Five Years and Thereafter [member] | Fixed interest rate [member] | United Kingdom, Pounds [member]
Disclosure of detailed information about borrowings [line items]
Financing	$ 1,874